Revenue - Accounting policy (Details) R in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Aug. 21, 2024 ZAR (R)	Aug. 31, 2024 ZAR (R)	Jul. 31, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received					R 3,307	R 935	R 24
PGMs | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing					1 month
PGMs | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing					4 months
Zinc | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing					1 month
Zinc | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing					4 months
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received	R 1,793	R 1,800
Wheaton Precious Metals International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received			R 6,555	$ 500
Additional monthly amounts receivable, as a percent					18.00%
Wheaton Precious Metals International | Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement					100.00%